Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Cash and equivalents	$ 3,278	$ 3,508
Restricted cash	323	36
Marketable securities and short-term investments	2,108	566
Receivables, net	6,820	6,434
Contract assets	985	1,025
Inventories, net	4,469	4,184
Prepaid expenses	201	191
Other current assets	760	674
Current assets held for sale and in discontinued operations	282	9,840
Total current assets	19,226	26,458
Restricted cash, non-current	300	0
Property, plant and equipment, net	4,174	3,972
Operating lease right-of-use assets	969	994
Investments in equity-accounted companies	1,784	33
Prepaid pension and other employee benefits	360	133
Intangible assets, net	2,078	2,252
Goodwill	10,850	10,825
Deferred taxes	843	910
Other non-current assets	504	531
Total assets	41,088	46,108
Accounts payable, trade	4,571	4,353
Contract liabilities	1,903	1,719
Short-term debt and current maturities of long-term debt	1,293	2,287
Current operating leases	270	305
Provisions for warranties	1,035	816
Other provisions	1,519	1,375
Other current liabilities	4,181	3,761
Current liabilities held for sale and in discontinued operations	644	5,650
Total current liabilities	15,416	20,266
Long-term debt	4,828	6,772
Non-current operating leases	731	717
Pension and other employee benefits	1,231	1,793
Deferred taxes	661	911
Other non-current liabilities	2,025	1,669
Non-current liabilities held for sale and in discontinued operations	197	0
Total liabilities	25,089	32,128
Commitments and contingencies
Stockholders' equity:
Common stock, CHF 0.12 par value (2,168,148,264 issued shares at December 31, 2020 and 2019)	188	188
Additional paid-in capital	83	73
Retained earnings	22,946	19,640
Accumulated other comprehensive loss	(4,002)	(5,590)
Treasury stock, at cost (137,314,095 and 34,647,153 shares at December 31, 2020 and 2019, respectively)	(3,530)	(785)
Total ABB stockholders' equity	15,685	13,526
Noncontrolling interests	314	454
Total liabilities and stockholders' equity	41,088	46,108
Total stockholders' equity	$ 15,999	$ 13,980